INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2021
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE
8.	INVESTMENT IN JOINT VENTURE

The investment in joint venture balance consists of:

	At December 31	At December 31
(in thousands)	2021	2020

Investment in joint venture:
JCU	$21,392	$-
	$21,392	$-

A summary of the investment in JCU is as follows:

(in thousands)

Balance-December 31, 2020	$-
Investment at cost:
Acquisition of 50% of JCU	21,856
Equity share of loss	(464)
Balance-December 31, 2021	$21,392

On August 3, 2021, Denison completed the acquisition of 50% of JCU from UEX Corporation (“UEX”), for cash consideration of $20,500,000 plus transaction costs of $1,356,000. Denison’s acquisition of its 50% interest in JCU occurred immediately following UEX’s acquisition of all the outstanding shares of JCU from Overseas Uranium Resources Development Co., Limited (“OURD”) for cash consideration of $41,000,000.

Pursuant to Denison’s agreement with UEX, Denison provided UEX with an interest-free 90-day term loan of $40,950,000 (the “Term Loan”) to facilitate UEX’s purchase of JCU from OURD. On the transfer of 50% of the shares in JCU from UEX to Denison, $20,500,000 of the amount drawn under the Term Loan was deemed repaid by UEX. UEX repaid the remainder of the Term Loan in September 2021.

JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest the WRJV, a 30.099% interest in the Millennium project (Cameco Corporation 69.901%), a 33.8123% interest in the Kiggavik project (Orano Canada Inc. 66.1877%), and a 34.4508% interest in the Christie Lake Project (UEX 65.5492%).

The following tables are summarized the consolidated financial information of JCU on a 100% basis, taking into account adjustments made by Denison for equity accounting purposes (including fair value adjustments and differences in accounting policies). Denison records its equity share of earnings (loss) in JCU one month in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting.

	At December 31	At
(in thousands)	2021	Acquisition (1)

Total current assets(2)	$4,851	$5,825
Total non-current assets	38,067	38,067
Total current liabilities	(134)	(181)
Total non-current liabilities	-	-
Total net assets	$42,784	$43,711

4 Month Ended
November 30,2021

Revenue	$-
Net loss	(927)
Other comprehensive income (loss)	$-

Reconciliation of JCU net assets to Denison investment carrying value:
Net assets of JCU-at acquisition	$43,711
Net loss	(927)
Net assets of JCU-at December 31, 2021	$42,784
Denison ownership interest	50.00%
Denison Investment in JCU	21,392
Investment in JCU	$21,392

(1)	Based on financial information on the acquisition date of August 3, 2021
(2)	Included in current assets are $2,525,000 in cash and cash equivalents, $2,322,000 in restricted cash, and $4,000 in accounts receivable